CAPITAL LEASE OBLIGATION, Future Minimum Lease Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Capital Lease Obligation [Abstract]
2019 (remaining six months)	$ 67,552
2020	126,868
2021	126,726
2022	126,726
2023	126,726
Thereafter	976,801
Capital Leases, Future Minimum Payments Due	1,551,399
Capital Leases, Future Minimum Payments, Interest Included in Payments	410,247
Capital Lease Obligations	1,141,152	$ 1,172,051
Capital Lease Obligations, Current	69,491	67,793
Capital Lease Obligations, Noncurrent	$ 1,071,661	$ 1,104,258